Revenues, other income and and entity-wide disclosures - Disclosure of Revenue by Major Alliance Partner (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	SFr 7,038	SFr 189,556	SFr 9,330
Novartis AG, Switzerland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	7,038	172,903	0
FOPH, Switzerland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	0	7,000	0
Amgen Inc., USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	SFr 0	SFr 9,653	SFr 9,330